Rockefeller Climate Solutions Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Automobiles - 1.0%
BYD Co. Ltd. - Class H	67,800	$817,336

Building Products - 8.9%
A. O. Smith Corp.	18,760	1,463,280
AAON, Inc.	19,981	2,022,077
Advanced Drainage Systems, Inc.	10,296	1,764,117
Cie de Saint-Gobain	19,137	1,939,377
		7,188,851

Capital Markets - 4.5%
StoneX Group, Inc. (a)	28,252	3,602,130

Chemicals - 4.2%
Air Products and Chemicals, Inc.	6,236	1,719,078
DSM-Firmenich AG	11,427	816,114
Novonesis Novozymes B	14,406	856,779
		3,391,971

Commercial Services & Supplies - 6.7%
Republic Services, Inc.	6,961	1,594,069
Tetra Tech, Inc.	52,183	1,870,239
Veralto Corp.	20,063	1,954,738
		5,419,046

Construction & Engineering - 3.6%
Limbach Holdings, Inc. (a)	14,621	1,336,652
Stantec, Inc.	16,698	1,546,100
		2,882,752

Electric Utilities - 5.9%
NextEra Energy, Inc.	18,132	1,700,238
SSE PLC	84,479	3,053,536
		4,753,774

Electrical Equipment - 8.8%
Array Technologies, Inc. (a)	75,920	575,474
GE Vernova, Inc.	2,260	1,974,336
Schneider Electric SE	9,990	3,264,830
Vestas Wind Systems AS	49,164	1,256,844
		7,071,484

Electronic Equipment, Instruments & Components - 11.9%
Badger Meter, Inc.	8,920	1,359,676
Halma PLC	43,704	2,459,215
Mirion Technologies, Inc. (a)	67,596	1,460,749
TE Connectivity PLC	8,981	2,066,977
Teledyne Technologies, Inc. (a)	3,295	2,244,224
		9,590,841

Financial Services - 1.1%
HA Sustainable Infrastructure Capital, Inc.	23,859	871,331

Food Products - 3.5%
Bakkafrost P/F	16,666	799,160
Darling Ingredients, Inc. (a)	38,366	2,039,536
		2,838,696

Household Durables - 1.9%
TopBuild Corp. (a)	3,395	1,521,978

Industrial Conglomerates - 1.6%
Hitachi Ltd.	39,700	1,299,671

Insurance - 3.5%
Chubb Ltd.	8,202	2,795,734

Life Sciences Tools & Services - 5.9%
Agilent Technologies, Inc.	10,857	1,317,823
Eurofins Scientific SE (a)	25,312	2,039,647
Mettler-Toledo International, Inc. (a)	997	1,362,590
		4,720,060

Machinery - 9.9%
ESCO Technologies, Inc.	8,479	2,351,142
Mueller Industries, Inc.	28,745	3,390,760
Organo Corp.	11,100	1,229,562
Xylem, Inc.	7,511	973,125
		7,944,589

Multi-Utilities - 2.0%
CMS Energy Corp.	20,985	1,638,299

Professional Services - 5.8%
Bureau Veritas SA	68,635	2,385,168
UL Solutions, Inc.	18,863	1,583,926
Verisk Analytics, Inc.	3,492	724,835
		4,693,929

Semiconductors & Semiconductor Equipment - 0.6%
Enphase Energy, Inc. (a)	5,171	218,578
First Solar, Inc. (a)	1,410	278,052
		496,630

Software - 4.8%
Roper Technologies, Inc.	2,489	870,478
Synopsys, Inc. (a)	3,254	1,347,156
Trimble, Inc. (a)	24,720	1,653,026
		3,870,660

Trading Companies & Distributors - 1.9%
WESCO International, Inc.	5,429	1,571,696
TOTAL COMMON STOCKS (Cost $56,399,004)		78,981,458

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.60% (b)	2,213,042	2,213,042
TOTAL MONEY MARKET FUNDS (Cost $2,213,042)		2,213,042

TOTAL INVESTMENTS - 100.7% (Cost $58,612,046)		81,194,500
Liabilities in Excess of Other Assets - (0.7)%		(543,780)
TOTAL NET ASSETS - 100.0%		$80,650,720

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Rockefeller Climate Solutions Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$56,764,219	$22,217,239	$–	$78,981,458
Money Market Funds	2,213,042	–	–	2,213,042
Total Investments	$58,977,261	$22,217,239	$–	$81,194,500

Refer to the Schedule of Investments for further disaggregation of investment categories.